UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02527

Deutsche DWS Money Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	7/31

Date of reporting period:	7/31/2024

Item 1.	Reports to Stockholders.

(a)

DWS Money Market Prime Series

DWS Cash Investment Trust - Class A: DOAXX

Annual Shareholder Report—July 31, 2024

This annual shareholder report contains important information about DWS Money Market Prime Series ("the Fund") for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Cash Investment Trust - Class A	$87	0.85%

Gross expense ratio as of the latest prospectus: 0.84%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	572,772,230
Number of Portfolio Holdings	74
Total Net Advisory Fees Paid ($)	1,837,421
Weighted Average Maturity	25 days
7-Day Current Yield	4.59%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of July 31, 2024. The 7-Day Current Yield would have been 4.57% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Repurchase Agreements	34%
Commercial Paper	34%
Variable Rate Demand Notes	17%
Time Deposits	9%
Certificates of Deposit and Bank Notes	3%
Government & Agency Obligations	3%
Variable Rate Demand Preferred Shares	1%
Other Assets and Liabilities, Net	(1%)
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a discretionary liquidity fee upon redemption of shares if the Advisor determines a liquidity fee is in the Fund's best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the Fund's investments or in other circumstances. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund’s risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DMMF-TSRA-A

 R-102334-1 (09/24)

DWS Money Market Prime Series

DWS Cash Investment Trust - Class C: DOCXX

Annual Shareholder Report—July 31, 2024

This annual shareholder report contains important information about DWS Money Market Prime Series ("the Fund") for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Cash Investment Trust - Class C	$161	1.58%

Gross expense ratio as of the latest prospectus: 1.57%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	572,772,230
Number of Portfolio Holdings	74
Total Net Advisory Fees Paid ($)	1,837,421
Weighted Average Maturity	25 days
7-Day Current Yield	3.86%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of July 31, 2024.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Repurchase Agreements	34%
Commercial Paper	34%
Variable Rate Demand Notes	17%
Time Deposits	9%
Certificates of Deposit and Bank Notes	3%
Government & Agency Obligations	3%
Variable Rate Demand Preferred Shares	1%
Other Assets and Liabilities, Net	(1%)
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a discretionary liquidity fee upon redemption of shares if the Advisor determines a liquidity fee is in the Fund's best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the Fund's investments or in other circumstances. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund’s risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DMMF-TSRA-C

 R-102334-1 (09/24)

DWS Money Market Prime Series

DWS Cash Investment Trust - Class S: DOSXX

Annual Shareholder Report—July 31, 2024

This annual shareholder report contains important information about DWS Money Market Prime Series ("the Fund") for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Cash Investment Trust - Class S	$58	0.57%

Gross expense ratio as of the latest prospectus: 0.63%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	572,772,230
Number of Portfolio Holdings	74
Total Net Advisory Fees Paid ($)	1,837,421
Weighted Average Maturity	25 days
7-Day Current Yield	4.86%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of July 31, 2024. The 7-Day Current Yield would have been 4.78% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Repurchase Agreements	34%
Commercial Paper	34%
Variable Rate Demand Notes	17%
Time Deposits	9%
Certificates of Deposit and Bank Notes	3%
Government & Agency Obligations	3%
Variable Rate Demand Preferred Shares	1%
Other Assets and Liabilities, Net	(1%)
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a discretionary liquidity fee upon redemption of shares if the Advisor determines a liquidity fee is in the Fund's best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the Fund's investments or in other circumstances. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund’s risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DMMF-TSRA-S

 R-102334-1 (09/24)

DWS Money Market Prime Series

DWS Money Market Fund: KMMXX

Annual Shareholder Report—July 31, 2024

This annual shareholder report contains important information about DWS Money Market Prime Series ("the Fund") for the period August 1, 2023 to July 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Money Market Fund	$58	0.57%

Gross expense ratio as of the latest prospectus: 0.59%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Net Assets ($)	572,772,230
Number of Portfolio Holdings	74
Total Net Advisory Fees Paid ($)	1,837,421
Weighted Average Maturity	25 days
7-Day Current Yield	4.86%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of July 31, 2024. The 7-Day Current Yield would have been 4.84% had certain expenses not been reduced.

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Repurchase Agreements	34%
Commercial Paper	34%
Variable Rate Demand Notes	17%
Time Deposits	9%
Certificates of Deposit and Bank Notes	3%
Government & Agency Obligations	3%
Variable Rate Demand Preferred Shares	1%
Other Assets and Liabilities, Net	(1%)
Total	100%

Holdings-based data is subject to change.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund may impose a discretionary liquidity fee upon redemption of shares if the Advisor determines a liquidity fee is in the Fund's best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the Fund's investments or in other circumstances. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Please read the prospectus for specific details regarding the Fund’s risk profile.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

 DMMF-TSRA-MM

 R-102334-1 (09/24)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS Money Market Prime Series

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended July 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2024	$31,657	$0	$5.969	$0
2023	$29,861	$0	$7,880	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended July 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2024	$0	$0	$0
2023	$0	$539,907	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended July 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2024	$5.969	$0	$0	$5,969
2023	$7,880	$539,907	$0	$547,787

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2023 and 2024 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

July 31, 2024
Annual Financial Statements and Other Information
DWS Money Market Prime Series

Contents
3	Investment Portfolio
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statements of Changes in Net Assets
13	Financial Highlights
17	Notes to Financial Statements
27	Report of Independent Registered Public Accounting Firm
29	Tax Information
30	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Money Market Prime Series

Investment Portfolioas of July 31, 2024

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 2.8%
Bank of America NA, 5.97%, 8/16/2024	5,000,000	5,000,000
HSBC Bank USA NA, 5.97%, 8/14/2024	3,000,000	3,000,000
Kookmin Bank, 5.4%, 10/22/2024	3,000,000	3,000,000
Wells Fargo Bank NA, SOFR + 0.56%, 5.89% (a), 10/25/2024	5,000,000	5,000,000
Total Certificates of Deposit and Bank Notes (Cost $16,000,000)		16,000,000
Commercial Paper 33.9%
Issued at Discount (b) 25.8%
Alinghi Funding Co. LLC:
144A, 5.434%, 10/9/2024	2,000,000	1,979,453
144A, 5.455%, 11/20/2024	5,000,000	4,917,058
144A, 5.455%, 12/10/2024	3,000,000	2,941,268
American Honda Finance Corp.:
5.587%, 9/9/2024	11,300,000	11,232,549
5.597%, 8/7/2024	4,000,000	3,996,320
5.627%, 9/19/2024	10,000,000	9,924,458
ANZ New Zealand International Ltd., 144A, 5.333%, 4/11/2025	10,000,000	9,630,339
AstraZeneca PLC:
144A, 5.404%, 9/25/2024	5,000,000	4,959,285
144A, 5.445%, 8/9/2024	12,000,000	11,985,680
144A, 5.455%, 10/8/2024	5,000,000	4,949,189
AT&T, Inc., 144A, 5.556%, 8/7/2024	250,000	249,772
Banco del Estado de Chile, 144A, 5.434%, 8/7/2024	5,000,000	4,995,533
Barclays Bank PLC, 144A, 5.475%, 10/24/2024	4,000,000	3,949,600
Britannia Funding Co. LLC, 144A, 5.475%, 8/5/2024	3,000,000	2,998,200
Citigroup Global Markets, Inc., 144A, 5.414%, 1/17/2025	2,000,000	1,949,863
Dexia SA, 144A, 5.465%, 9/25/2024	5,000,000	4,958,826
Glencove Funding LLC, 144A, 5.424%, 9/17/2024	15,000,000	14,895,229
HSBC USA, Inc., 144A, 5.536%, 8/1/2024	5,000,000	5,000,000
Ing U.S. Funding LLC, 5.303%, 12/16/2024	3,000,000	2,940,291
LMA-Americas LLC, 144A, 5.485%, 9/24/2024	5,000,000	4,959,425
Podium Funding Trust:
5.323%, 2/27/2025	5,000,000	4,846,875
5.374%, 1/6/2025	5,000,000	4,883,695
The accompanying notes are an integral part of the financial statements.

DWS Money Market Prime Series	|	3

	Principal Amount ($)	Value ($)
Walt Disney Co.:
144A, 5.434%, 10/18/2024	10,000,000	9,883,867
144A, 5.495%, 9/23/2024	15,000,000	14,880,308
		147,907,083
Issued at Par 8.1%
Collateralized Commercial Paper V Co. LLC, 5.51%, 3/21/2025	5,000,000	5,000,000
Commonwealth Bank of Australia, 144A, SOFR + 0.55%, 5.88% (a), 10/10/2024	10,000,000	10,003,310
Concord Minutemen Capital Co. LLC:
144A, Series B, SOFR + 0.22%, 5.55% (a), 12/4/2024	5,000,000	5,000,000
144A, Series B, SOFR + 0.23%, 5.56% (a), 9/6/2024	15,000,000	15,000,000
Idaho Housing & Finance Association, 5.51%, 9/4/2024	10,000,000	10,000,000
Royal Bank of Canada, 144A, SOFR + 0.36%, 5.69% (a), 1/9/2025	1,000,000	1,000,000
		46,003,310
Total Commercial Paper (Cost $193,910,393)		193,910,393
Variable Rate Demand Notes (c) 16.5%
Alaska, State Housing Finance Corp., Series B, 5.37%, 8/7/2024	7,635,000	7,635,000
California, General Obligation:
Series A-1, 3.7%, 8/1/2024, LOC: Barclays Bank PLC	500,000	500,000
Series A-2, 3.75%, 8/1/2024, LOC: State Street B&T Co.	760,000	760,000
Colorado, State Housing & Finance Authority:
“II” , Series C2, 5.35%, 8/7/2024, SPA: Federal Home Loan Bank	10,000,000	10,000,000
Series M-2, 5.36%, 8/7/2024, SPA: Barclays Bank PLC	2,935,000	2,935,000
Colorado, State Housing & Finance Authority, Multi-Family Housing Project, “I” , Series C, 5.35%, 8/7/2024, SPA: Federal Home Loan Bank	11,050,000	11,050,000
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, Series A, 3.65%, 8/7/2024, LOC: Northern Trust Company	1,000,000	1,000,000
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, “A” , Series M-055, 3.82%, 8/1/2024, GTY: Freddie Mac	1,800,000	1,800,000
Issaquah Gateway SR Development LLC, Series A, 5.45%, 8/8/2024	11,000,000	11,000,000
Maine, State Housing Authority Mortgage Revenue, Series E, 5.36%, 8/7/2024, SPA: Barclays Bank PLC	1,100,000	1,100,000
The accompanying notes are an integral part of the financial statements.

4	|	DWS Money Market Prime Series

	Principal Amount ($)	Value ($)
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series A-2, 3.6%, 8/7/2024, LOC: TD Bank NA	850,000	850,000
Michigan, Series C, 5.35%, 8/7/2024, SPA: Federal Home Loan Bank	5,000,000	5,000,000
Minnesota Housing Finance Agency, Series D, 5.35%, 8/7/2024, SPA: Royal Bank of Canada	9,790,000	9,790,000
New York, Metropolitan Transportation Authority Revenue, Series E-1, 4.02%, 8/1/2024, LOC: Barclays Bank PLC	1,000,000	1,000,000
New York, State Housing Finance Agency Revenue, 160 Madison Avenue LLC, Series B, 5.31%, 8/1/2024, LOC: Landesbank Hessen-thrgn	8,500,000	8,500,000
New York, NY, General Obligation:
Series D-5, 3.62%, 8/7/2024, LOC: PNC Bank NA	800,000	800,000
Series L-4, 4.05%, 8/1/2024, LOC: U.S. Bank NA	800,000	800,000
Orange County, FL, Health Facilities Authority, The Nemours Foundation, Series C-2, 3.65%, 8/7/2024, LOC: TD Bank NA	800,000	800,000
Oregon, State Facilities Authority Revenue, Peacehealth Systems, Series A, 4.0%, 8/1/2024, LOC: U.S. Bank NA	260,000	260,000
Taxable Municipal Funding Trust, Series 2018-4, 144A, AMT, 5.47%, 8/7/2024, INS: AGMC	1,175,000	1,175,000
Texas, University of Texas Revenue, Financing System, Series G2, 5.32%, 8/7/2024, LIQ: University of Texas Investment Management Co.	7,000,000	7,000,000
Vermont, State Educational & Health Buildings Financing Agency Revenue, Fletcher Allen Health care, Series A, 4.06%, 8/7/2024, LOC: TD Bank NA	1,760,000	1,760,000
Wisconsin, Housing & Economic Development Authority:
Series B, 5.33%, 8/7/2024, SPA: Federal Home Loan Bank	6,140,000	6,140,000
Series F, 5.33%, 8/7/2024, SPA: JP Morgan Chase Bank NA	2,625,000	2,625,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Inc., Series A, 4.0%, 8/1/2024, LOC: Barclays Bank PLC	250,000	250,000
Total Variable Rate Demand Notes (Cost $94,530,000)		94,530,000
Government & Agency Obligations 2.6%
U.S. Treasury Obligations
U.S. Treasury Bills:
5.055% (b), 11/29/2024	5,000,000	4,916,900
The accompanying notes are an integral part of the financial statements.

DWS Money Market Prime Series	|	5

	Principal Amount ($)	Value ($)
5.272% (b), 8/13/2024	5,000,000	4,991,334
5.319% (b), 8/8/2024	5,000,000	4,994,899
Total Government & Agency Obligations (Cost $14,903,133)		14,903,133
Variable Rate Demand Preferred Shares (c) 0.7%
Invesco Senior Income Trust, 144A, Series W-7, 5.5%, 8/7/2024 (Cost $4,000,000)	4,000,000	4,000,000
Time Deposits 8.9%
Canadian Imperial Bank of Commerce, 5.31%, 8/1/2024	26,000,000	26,000,000
Mizuho Bank Ltd., 5.32%, 8/1/2024	25,000,000	25,000,000
Total Time Deposits (Cost $51,000,000)		51,000,000
Repurchase Agreements 34.4%
Barclays Bank PLC, 5.34%, dated 7/31/2024, to be repurchased at $52,507,788 on 8/1/2024 (d)	52,500,000	52,500,000
BNP Paribas:
5.34%, dated 7/31/2024, to be repurchased at $35,315,238 on 8/1/2024 (e)	35,310,000	35,310,000
5.35%, dated 7/31/2024, to be repurchased at $15,962,372 on 8/1/2024 (f)	15,960,000	15,960,000
5.41%, dated 7/31/2024, to be repurchased at $25,003,757 on 8/1/2024 (g)	25,000,000	25,000,000
Royal Bank of Canada:
5.32%, dated 7/31/2024, to be repurchased at $19,802,926 on 8/1/2024 (h)	19,800,000	19,800,000
5.34%, dated 7/31/2024, to be repurchased at $1,780,264 on 8/1/2024 (i)	1,780,000	1,780,000
5.35%, dated 7/31/2024, to be repurchased at $18,202,705 on 8/1/2024 (j)	18,200,000	18,200,000
Wells Fargo Bank NA:
5.34%, dated 7/31/2024, to be repurchased at $400,059 on 8/1/2024 (k)	400,000	400,000
5.35%, dated 7/31/2024, to be repurchased at $28,204,191 on 8/1/2024 (l)	28,200,000	28,200,000
Total Repurchase Agreements (Cost $197,150,000)		197,150,000

The accompanying notes are an integral part of the financial statements.

6	|	DWS Money Market Prime Series

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $571,493,526)	99.8	571,493,526
Other Assets and Liabilities, Net	0.2	1,278,704
Net Assets	100.0	572,772,230

(a)	Floating rate security. These securities are shown at their current rate as of July 31, 2024.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of July 31, 2024.
Date shown reflects the earlier of demand date or stated maturity date.

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
52,747,400	U.S. Treasury Notes	4.5	3/31/2026	53,550,057

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
38,262,100	U.S. Treasury Notes	0.25–4.25	5/31/2025–11/30/2026	36,016,144
93	U.S. Treasury Strips	Zero Coupon	5/15/2036	56
Total Collateral Value				36,016,200

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
16,327,300	U.S. Treasury Bills	Zero Coupon	8/20/2024	16,279,265

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
26,834,000	Corporate Bonds	4.75–6.75	1/23/2035–10/21/2045	26,248,586

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
7,535,700	U.S. Treasury Bonds	3.125	2/15/2043	6,383,795
14,442,400	U.S. Treasury Notes	2.25	8/15/2027	13,812,275
Total Collateral Value				20,196,070
The accompanying notes are an integral part of the financial statements.

DWS Money Market Prime Series	|	7

(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,148,700	U.S. Treasury Bonds	2.25–2.875	8/15/2046–5/15/2052	1,635,130
534,500	U.S. Treasury Strips	Zero Coupon	11/15/2043–8/15/2050	180,795
Total Collateral Value				1,815,925

(j)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
110,080	Federal Home Loan Mortgage Corporation	2.0–6.5	5/1/2040–2/1/2054	101,135
1,239,721	Federal National Mortgage Association	2.0–7.0	12/1/2026–3/1/2054	1,161,836
3,245,692	Government National Mortgage Association	2.5–6.5	3/20/2051–4/20/2054	3,220,497
137,000	U.S. Treasury Bonds	2.25–4.75	11/15/2039–5/15/2052	134,251
2,800	U.S. Treasury Inflation Index Bonds	0.25–0.75	2/15/2045–2/15/2050	2,581
5,733,500	U.S. Treasury Notes	0.375–2.875	5/15/2025–8/15/2032	5,396,184
25,612,300	U.S. Treasury Strips	Zero Coupon	8/15/2048–5/15/2049	8,550,279
Total Collateral Value				18,566,763

(k)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
361,717	U.S. Treasury Inflation Index Notes	0.125–2.375	1/15/2025–1/15/2034	408,000

(l)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
29,264,856	Federal Home Loan Mortgage Corporation	1.5–7.0	4/1/2025–8/1/2054	28,764,000

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
The accompanying notes are an integral part of the financial statements.

8	|	DWS Money Market Prime Series

LOC: Letter of Credit
SOFR: Secured Overnight Financing Rate
SPA: Standby Bond Purchase Agreement
STRIPS: Separate Trading of Registered Interest and Principal Securities
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (a)	$—	$374,343,526	$—	$374,343,526
Repurchase Agreements	—	197,150,000	—	197,150,000
Total	$—	$571,493,526	$—	$571,493,526

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Money Market Prime Series	|	9

Statement of Assets and Liabilities
as of July 31, 2024

Assets
Investments in securities, valued at amortized cost	$374,343,526
Repurchase agreements, valued at amortized cost	197,150,000
Cash	164,591
Receivable for investments sold	50,000
Receivable for Fund shares sold	489,482
Interest receivable	1,708,643
Other assets	38,301
Total assets	573,944,543
Liabilities
Payable for Fund shares redeemed	301,798
Distributions payable	455,323
Accrued management fee	134,361
Accrued Trustees' fees	7,547
Other accrued expenses and payables	273,284
Total liabilities	1,172,313
Net assets, at value	$572,772,230
Net Assets Consist of
Distributable earnings (loss)	(469,628)
Paid-in capital	573,241,858
Net assets, at value	$572,772,230
Net Asset Value
DWS Cash Investment Trust Class A
Net Asset Value, offering and redemption price per share ($28,991,827 ÷ 28,960,912 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Cash Investment Trust Class C
Net Asset Value, offering and redemption price per share ($4,012,316 ÷ 4,008,056 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Cash Investment Trust Class S
Net Asset Value, offering and redemption price per share ($147,049,392 ÷ 146,893,178 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Money Market Fund
Net Asset Value, offering and redemption price per share ($392,718,695 ÷ 392,301,945 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
The accompanying notes are an integral part of the financial statements.

10	|	DWS Money Market Prime Series

Statement of Operations
for the year ended July 31, 2024

Investment Income
Income:
Interest	$31,919,590
Expenses:
Management fee	1,837,421
Administration fee	560,743
Services to shareholders	807,919
Distribution and service fees	121,770
Custodian fee	16,561
Professional fees	66,586
Reports to shareholders	86,971
Registration fees	82,851
Trustees' fees and expenses	26,733
Other	37,690
Total expenses before expense reductions	3,645,245
Expense reductions	(217,982)
Total expenses after expense reductions	3,427,263
Net investment income	28,492,327
Net realized gain (loss) from investments	(6,084)
Net increase (decrease) in net assets resulting from operations	$28,486,243
The accompanying notes are an integral part of the financial statements.

DWS Money Market Prime Series	|	11

Statements of Changes in Net Assets
	Years Ended July 31,
Increase (Decrease) in Net Assets	2024	2023
Operations:
Net investment income	$28,492,327	$21,608,305
Net realized gain (loss)	(6,084)	1,328
Net increase (decrease) in net assets resulting from operations	28,486,243	21,609,633
Distributions to shareholders:
DWS Cash Investment Trust Class A	(1,516,726)	(1,229,271)
DWS Cash Investment Trust Class C	(161,052)	(99,564)
DWS Cash Investment Trust Class S	(7,427,068)	(5,802,043)
DWS Money Market Fund	(19,387,481)	(14,842,864)
Total distributions	(28,492,327)	(21,973,742)
Fund share transactions:
Proceeds from shares sold	160,150,426	162,363,078
Reinvestment of distributions	27,787,098	21,101,390
Payments for shares redeemed	(197,702,408)	(202,959,656)
Net increase (decrease) in net assets from Fund share transactions	(9,764,884)	(19,495,188)
Increase (decrease) in net assets	(9,770,968)	(19,859,297)
Net assets at beginning of period	582,543,198	602,402,495
Net assets at end of period	$572,772,230	$582,543,198

The accompanying notes are an integral part of the financial statements.

12	|	DWS Money Market Prime Series

Financial Highlights
DWS Money Market Prime Series — DWS Cash Investment Trust Class A
	Years Ended July 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.047	.034	.001	.000 *	.008
Net realized gain (loss)	(.000 )*	.000 *	.000 *	.000 *	(.000 )*
Total from investment operations	.047	.034	.001	.000 *	.008
Less distributions from:
Net investment income	(.047 )	(.035 )	(.001 )	(.000 )*	(.009 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)	4.78 [a]	3.54	.10 [a]	.01 [a]	.90 [a]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	29	36	37	36	38
Ratio of expenses before expense reductions (%)	.86	.84	.83	.82	.82
Ratio of expenses after expense reductions (%)	.85	.84	.36	.24	.75
Ratio of net investment income (%)	4.67	3.40	.11	.01	.78

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.

DWS Money Market Prime Series	|	13

DWS Money Market Prime Series — DWS Cash Investment Trust Class C
	Years Ended July 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.039	.026	.000 *	.000 *	.003
Net realized gain (loss)	(.000 )*	.000 *	.000 *	.000 *	(.000 )*
Total from investment operations	.039	.026	.000 *	.000 *	.003
Less distributions from:
Net investment income	(.039 )	(.027 )	(.000 )*	(.000 )*	(.004 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)	4.02	2.78	.02 [a]	.01 [a]	.39 [a]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	5	4	5	8
Ratio of expenses before expense reductions (%)	1.58	1.57	1.56	1.53	1.54
Ratio of expenses after expense reductions (%)	1.58	1.57	.44	.25	1.24
Ratio of net investment income (%)	3.94	2.62	.02	.01	.33

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.

14	|	DWS Money Market Prime Series

DWS Money Market Prime Series — DWS Cash Investment Trust Class S
	Years Ended July 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.050	.037	.002	.000 *	.010
Net realized gain (loss)	(.000 )*	.000 *	.000 *	.000 *	(.000 )*
Total from investment operations	.050	.037	.002	.000 *	.010
Less distributions from:
Net investment income	(.050 )	(.038 )	(.002 )	(.000 )*	(.011 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	5.07	3.82	.17	.01	1.11
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	147	151	157	168	177
Ratio of expenses before expense reductions (%)	.64	.63	.62	.60	.59
Ratio of expenses after expense reductions (%)	.57	.57	.29	.24	.55
Ratio of net investment income (%)	4.95	3.67	.17	.01	1.05

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.

DWS Money Market Prime Series	|	15

DWS Money Market Prime Series — DWS Money Market Fund
	Years Ended July 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income	.050	.037	.002	.000 *	.010
Net realized gain (loss)	(.000 )*	.000 *	.000 *	.000 *	(.000 )*
Total from investment operations	.050	.037	.002	.000 *	.010
Less distributions from:
Net investment income	(.050 )	(.038 )	(.002 )	(.000 )*	(.011 )
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)[a]	5.07	3.82	.17	.01	1.11
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	393	390	403	429	475
Ratio of expenses before expense reductions (%)	.60	.59	.58	.56	.56
Ratio of expenses after expense reductions (%)	.57	.57	.29	.24	.55
Ratio of net investment income (%)	4.95	3.68	.16	.01	1.05

[a]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.0005.
The accompanying notes are an integral part of the financial statements.

16	|	DWS Money Market Prime Series

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS Money Market Prime Series (the “Fund” ) is a diversified series of Deutsche DWS Money Funds (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust. The Fund may impose a discretionary liquidity fee (not to exceed 2%) upon redemption of shares if the Advisor determines a liquidity fee is in the Fund’s best interests. The Advisor may impose such a fee in times of market stress, impaired liquidity of the Fund’s investments or in other circumstances. A liquidity fee would reduce the amount a shareholder receives upon redemption of shares.
The Fund offers multiple classes of shares which provide investors with different purchase options: DWS Cash Investment Trust Class A shares are not subject to an initial sales charge but are subject to the applicable sales charge if exchanged into Class A shares of another DWS Fund. DWS Cash Investment Trust Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than DWS Cash Investment Trust Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. DWS Money Market Fund and DWS Cash Investment Trust Class S shares are not subject to initial or contingent deferred sales charges. DWS Cash Investment Trust Class S shares are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent.
Investment income, realized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards

DWS Money Market Prime Series	|	17

Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.
As of July 31, 2024, the Fund held repurchase agreements with a gross value of $197,150,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.

18	|	DWS Money Market Prime Series

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At July 31, 2024, the Fund had net tax basis capital loss carryforwards of $103,409 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
The Fund has reviewed the tax positions for the open tax years as of July 31, 2024 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.
At July 31, 2024, the Fund had an aggregate cost of investments for federal income tax purposes of $571,493,526.
At July 31, 2024, the Fund’s components of distributable earnings (accumulated losses) on a tax basis were as follows:
Undistributed ordinary income*	$89,104
Capital loss carryforwards	$(103,409)
The tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended July 31,
	2024	2023
Distributions from ordinary income*	$28,492,327	$21,973,742

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

DWS Money Market Prime Series	|	19

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.
B.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $215 million of the Fund’s average daily net assets	.400%
Next $335 million of such net assets	.275%
Next $250 million of such net assets	.200%
Next $800 million of such net assets	.150%
Next $800 million of such net assets	.140%
Next $800 million of such net assets	.130%
Over $3.2 billion of such net assets	.120%
Accordingly, for the year ended July 31, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.318% of the Fund’s average daily net assets.
For the period from August 1, 2023 through September 30, 2024 (through November 30, 2024 for DWS Cash Investment Trust Class S and DWS Money Market Fund), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses

20	|	DWS Money Market Prime Series

(excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
DWS Cash Investment Trust Class A	.85%
DWS Cash Investment Trust Class C	1.60%
DWS Cash Investment Trust Class S	.57%
DWS Money Market Fund	.57%
For the year ended July 31, 2024, fees waived and/or expenses reimbursed for certain classes are as follows:
DWS Cash Investment Trust Class A	$2,357
DWS Cash Investment Trust Class S	110,833
DWS Money Market Fund	104,792
$217,982
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended July 31, 2024, the Administration Fee was $560,743, of which $46,894 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended July 31, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at July 31, 2024
DWS Cash Investment Trust Class A	$28,478	$4,767
DWS Cash Investment Trust Class C	2,831	366
DWS Cash Investment Trust Class S	205,575	34,682
DWS Money Market Fund	352,462	58,630
	$589,346	$98,445
In addition, for the year ended July 31, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by

DWS Money Market Prime Series	|	21

unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
DWS Cash Investment Trust Class A	$4,820
DWS Cash Investment Trust Class C	105
DWS Cash Investment Trust Class S	3,142
DWS Money Market Fund	7,704
$15,771
Distribution and Service Fees. Under the Fund’s DWS Cash Investment Trust Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of DWS Cash Investment Trust Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of DWS Cash Investment Trust Class C shares. For the year ended July 31, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at July 31, 2024
DWS Cash Investment Trust Class C	$30,624	$2,290
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to DWS Cash Investment Trust Class A and DWS Cash Investment Trust Class C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended July 31, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at July 31, 2024	Annual Rate
DWS Cash Investment Trust Class A	$80,938	$6,079.25%
DWS Cash Investment Trust Class C	10,208	764.25%
	$91,146	$6,843
Contingent Deferred Sales Charge. DDI receives any contingent deferred sales charge (“CDSC” ) from DWS Cash Investment Trust Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for DWS Cash Investment Trust Class C. For the year ended July 31, 2024, there was no CDSC charges for DWS Cash Investment Trust Class C. A deferred sales charge of up to 0.85% is assessed on certain redemptions of DWS Cash Investment Trust Class A shares.

22	|	DWS Money Market Prime Series

Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended July 31, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $2,205, of which $286 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the year ended July 31, 2024, the Fund engaged in securities purchases of $175,230,000 and securities sales of $148,700,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
C.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at July 31, 2024.

DWS Money Market Prime Series	|	23

D.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended July 31, 2024		Year Ended July 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
DWS Cash Investment Trust Class A	11,941,746	$11,941,746	9,299,143	$9,299,143
DWS Cash Investment Trust Class C	3,778,928	3,778,928	1,770,953	1,770,953
DWS Cash Investment Trust Class S	37,890,770	37,890,770	35,705,675	35,705,675
DWS Money Market Fund	106,472,730	106,472,730	115,513,477	115,513,477
Account maintenance fees	—	66,252	—	73,830
		$160,150,426		$162,363,078
Shares issued to shareholders in reinvestment of distributions
DWS Cash Investment Trust Class A	1,496,826	$1,496,826	1,200,095	$1,200,095
DWS Cash Investment Trust Class C	158,771	158,771	95,578	95,578
DWS Cash Investment Trust Class S	7,276,744	7,276,744	5,566,700	5,566,700
DWS Money Market Fund	18,854,757	18,854,757	14,239,017	14,239,017
		$27,787,098		$21,101,390
Shares redeemed
DWS Cash Investment Trust Class A	(20,776,569)	$(20,776,569)	(11,324,389)	$(11,324,389)
DWS Cash Investment Trust Class C	(4,467,933)	(4,467,933)	(1,693,261)	(1,693,261)
DWS Cash Investment Trust Class S	(49,548,493)	(49,548,493)	(47,136,026)	(47,136,026)
DWS Money Market Fund	(122,909,413)	(122,909,413)	(142,805,980)	(142,805,980)
		$(197,702,408)		$(202,959,656)

24	|	DWS Money Market Prime Series

	Year Ended July 31, 2024		Year Ended July 31, 2023
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
DWS Cash Investment Trust Class A	(7,337,997)	$(7,337,997)	(825,151)	$(825,151)
DWS Cash Investment Trust Class C	(530,234)	(530,234)	173,270	173,270
DWS Cash Investment Trust Class S	(4,380,979)	(4,380,979)	(5,863,651)	(5,863,651)
DWS Money Market Fund	2,418,074	2,418,074	(13,053,486)	(13,053,486)
Account maintenance fees	—	66,252	—	73,830
		$(9,764,884)		$(19,495,188)
E.
Money Market Fund Investments and Yield
Rising interest rates could cause the value of the Fund’s investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Fund. Increased redemptions from the Fund may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses. Beginning in 2022, the US Federal Reserve (“Fed” ) raised interest rates significantly in response to increased inflation. It is unclear if and when the Fed may begin to implement interest rate cuts, if rates will remain at current levels for a prolonged period or if, in response to certain economic developments such as a turnaround in the decline of inflation, the Fed may consider additional rate increases. As a result, fixed-income and related markets may experience heightened levels of interest rate volatility and liquidity risk, which could impair the Fund’s ability to maintain a stable $1.00 share price. Any decline in interest rates is likely to cause the Fund’s yield to decline, and during periods of unusually low or negative interest rates, the Fund’s yield may approach or fall below zero. A low or negative interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and, at times, could impair the Fund’s ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are

DWS Money Market Prime Series	|	25

likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Fund.

26	|	DWS Money Market Prime Series

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Money Funds and Shareholders of DWS Money Market Prime Series:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Money Market Prime Series (the “Fund” ) (one of the funds constituting Deutsche DWS Money Funds) (the “Trust” ), including the investment portfolio, as of July 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Money Funds) at July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

DWS Money Market Prime Series	|	27

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
September 19, 2024

28	|	DWS Money Market Prime Series

Tax Information (Unaudited)
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

DWS Money Market Prime Series	|	29

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Money Market Prime Series' (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

30	|	DWS Money Market Prime Series

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial,operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g.,funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2022,the Fund’s gross performance (DWS Cash Investment Trust Class A shares) was in the 1st quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios,and comparative information provided by Broadridge Financial Solutions,Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable).With respect to management fees paid to other investment

DWS Money Market Prime Series	|	31

advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). Based on Broadridge data provided as of December 31, 2022, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Cash Investment Trust Class A shares (4th quartile), DWS Cash Investment Trust Class S shares (4th quartile), DWS Money Market Fund shares (4th quartile) and DWS Cash Investment Trust Class C shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA from time to time in recent years to ensure the Fund maintained a positive yield, and that the effect of these waivers on Fund expenses is not reflected in the comparisons of Fund expenses to the Broadridge expense universe noted above. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature,quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the

32	|	DWS Money Market Prime Series

profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached,the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Money Market Prime Series	|	33

DMMF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Prime Series, a series of Deutsche DWS Money Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	9/23/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	9/23/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	9/23/2024